Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Mar. 31, 2024 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2023	$ 17,181
2024	21,405
2025	21,327
2026	20,490
2027	16,401
2028 and thereafter	24,391
Net Book Value	$ 121,195